Accounts Receivable, Net of Allowances - Summary of Accounts Receivable, Net of Allowances (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable	$ 197,389	$ 123,267
Others	4,048	1,344
Allowance for doubtful accounts	(3,164)	(3,513)
Accounts receivable, net of allowances	$ 198,273	$ 121,098